CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 6.2%
Interactive Media & Services - 4.3%
Alphabet Inc., Class C Shares	16,000	$43,423,520	*
Meta Platforms Inc., Class A Shares	100,000	31,326,000	*
TripAdvisor Inc.	500,000	13,575,000	*

Total Interactive Media & Services		88,324,520

Media - 0.8%
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	350,000	16,187,500	*

Wireless Telecommunication Services - 1.1%
T-Mobile US Inc.	220,000	23,797,400	*

TOTAL COMMUNICATION SERVICES		128,309,420

CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.6%
Goodyear Tire & Rubber Co.	600,000	12,438,000	*

Automobiles - 1.4%
General Motors Co.	550,000	29,001,500	*

Hotels, Restaurants & Leisure - 3.5%
Bloomin’ Brands Inc.	800,000	16,264,000	*
Melco Resorts & Entertainment Ltd., ADR	2,000,000	21,120,000	*
MGM Resorts International	800,000	34,176,000

Total Hotels, Restaurants & Leisure		71,560,000

Household Durables - 1.3%
Sony Group Corp., ADR	250,000	27,915,000

Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.	300,000	18,021,000	*

TOTAL CONSUMER DISCRETIONARY		158,935,500

CONSUMER STAPLES - 2.7%
Beverages - 1.3%
Constellation Brands Inc., Class A Shares	110,000	26,152,500

Personal Products - 1.4%
Coty Inc., Class A Shares	3,500,000	29,680,000	*

TOTAL CONSUMER STAPLES		55,832,500

ENERGY - 12.9%
Energy Equipment & Services - 1.5%
Schlumberger NV	800,000	31,256,000

Oil, Gas & Consumable Fuels - 11.4%
Devon Energy Corp.	900,000	45,513,000
Energy Transfer LP	4,000,000	38,280,000
EQT Corp.	2,200,000	46,750,000	*

See Notes to Schedule of Investments.

ClearBridge Value Trust 2022 Quarterly Report	1

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co.	325,000	$71,139,250
TotalEnergies SE, ADR	600,000	34,080,000

Total Oil, Gas & Consumable Fuels		235,762,250

TOTAL ENERGY		267,018,250

FINANCIALS - 26.2%
Banks - 9.9%
Bank of America Corp.	1,550,000	71,517,000
Signature Bank	175,000	53,310,250
Wells Fargo & Co.	1,500,000	80,700,000

Total Banks		205,527,250

Capital Markets - 5.0%
Bank of New York Mellon Corp.	600,000	35,556,000
Charles Schwab Corp.	475,000	41,657,500
Goldman Sachs Group Inc.	75,000	26,601,000

Total Capital Markets		103,814,500

Consumer Finance - 4.0%
OneMain Holdings Inc.	775,000	40,036,500
Synchrony Financial	1,000,000	42,590,000

Total Consumer Finance		82,626,500

Diversified Financial Services - 2.8%
East Resources Acquisition Co.	1,000,000	10,010,000	*
Equitable Holdings Inc.	1,400,000	47,096,000

Total Diversified Financial Services		57,106,000

Insurance - 4.5%
American International Group Inc.	1,250,000	72,187,500
Unum Group	800,000	20,304,000

Total Insurance		92,491,500

TOTAL FINANCIALS		541,565,750

HEALTH CARE - 12.0%
Biotechnology - 7.4%
AbbVie Inc.	310,000	42,435,900
Biogen Inc.	40,000	9,040,000	*
BioMarin Pharmaceutical Inc.	450,000	39,883,500	*
Gilead Sciences Inc.	430,000	29,532,400
Vertex Pharmaceuticals Inc.	130,000	31,596,500	*

Total Biotechnology		152,488,300

Health Care Equipment & Supplies - 2.4%
Medtronic PLC	250,000	25,872,500
Zimmer Biomet Holdings Inc.	200,000	24,604,000

Total Health Care Equipment & Supplies		50,476,500

See Notes to Schedule of Investments.

2	ClearBridge Value Trust 2022 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.2%
UnitedHealth Group Inc.	95,000	$44,894,150

TOTAL HEALTH CARE		247,858,950

INDUSTRIALS - 11.5%
Air Freight & Logistics - 0.8%
GXO Logistics Inc.	200,000	16,242,000	*

Construction & Engineering - 1.0%
Quanta Services Inc.	200,000	20,544,000

Electrical Equipment - 1.5%
Eaton Corp. PLC	100,000	15,843,000
Fluence Energy Inc.	800,000	14,960,000	*

Total Electrical Equipment		30,803,000

Industrial Conglomerates - 2.3%
General Electric Co.	500,000	47,240,000

Machinery - 2.3%
CNH Industrial NV	1,400,000	21,182,000
KION Group AG	100,000	9,123,823	(a)
Oshkosh Corp.	150,000	17,071,500

Total Machinery		47,377,323

Road & Rail - 2.7%
Uber Technologies Inc.	1,100,000	41,140,000	*
XPO Logistics Inc.	225,000	14,888,250	*

Total Road & Rail		56,028,250

Trading Companies & Distributors - 0.9%
Marubeni Corp.	1,799,940	18,641,001	(a)

TOTAL INDUSTRIALS		236,875,574

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.9%
Cisco Systems Inc.	700,000	38,969,000

IT Services - 3.6%
DXC Technology Co.	1,400,000	42,112,000	*
Fiserv Inc.	300,000	31,710,000	*

Total IT Services		73,822,000

Semiconductors & Semiconductor Equipment - 2.0%
Enphase Energy Inc.	80,000	11,237,600	*
ON Semiconductor Corp.	500,000	29,500,000	*

Total Semiconductors & Semiconductor Equipment		40,737,600

See Notes to Schedule of Investments.

ClearBridge Value Trust 2022 Quarterly Report	3

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Software - 3.8%
Oracle Corp.		500,000	$40,580,000
Splunk Inc.		180,000	22,305,600	*
VMware Inc., Class A Shares		125,000	16,060,000

Total Software			78,945,600

TOTAL INFORMATION TECHNOLOGY			232,474,200

MATERIALS - 3.1%
Chemicals - 0.8%
Air Liquide SA		100,000	17,149,711	(a)

Metals & Mining - 2.3%
Freeport-McMoRan Inc.		1,250,000	46,525,000

TOTAL MATERIALS			63,674,711

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Simon Property Group Inc.		150,000	22,080,000

Real Estate Management & Development - 0.9%
Howard Hughes Corp.		200,000	19,262,000	*

TOTAL REAL ESTATE			41,342,000

UTILITIES - 3.0%
Independent Power and Renewable Electricity Producers - 3.0%
AES Corp.		1,600,000	35,488,000
Vistra Corp.		1,200,000	26,172,000

TOTAL UTILITIES			61,660,000

TOTAL COMMON STOCKS (Cost - $1,438,525,546)			2,035,546,855

	RATE
PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Volkswagen AG (Cost - $17,021,850)	2.649%	100,000	20,608,699	(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,455,547,396)			2,056,155,554

SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	7,535,678	7,535,678
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	1,883,920	1,883,920	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,419,598)			9,419,598

TOTAL INVESTMENTS - 100.1% (Cost - $1,464,966,994)			2,065,575,152
Liabilities in Excess of Other Assets - (0.1)%			(1,659,399)

TOTAL NET ASSETS - 100.0%			$2,063,915,753

See Notes to Schedule of Investments.

4	ClearBridge Value Trust 2022 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2022

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	The rate shown represents the yield as of January 31, 2022.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $1,883,920 and the cost was $1,883,920 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Value Trust 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$209,110,750	$27,764,824	—	$236,875,574
Materials	46,525,000	17,149,711	—	63,674,711
Other Common Stocks	1,734,996,570	—	—	1,734,996,570
Preferred Stocks	—	20,608,699	—	20,608,699

Total Long-Term Investments	1,990,632,320	65,523,234	—	2,056,155,554

Short-Term Investments†	9,419,598	—	—	9,419,598

Total Investments	$2,000,051,918	$65,523,234	—	$2,065,575,152

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,416,957	$18,628,363	18,628,363	$18,161,400	18,161,400	—	$92	—	$1,883,920

8